Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Registrant Name	CELESTICA INC
Entity Central Index Key	0001030894
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
SVS
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	110,192,682
MVS
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	18,600,193
Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0